Commitments	12 Months Ended
Dec. 31, 2018
Commitments
COMMITMENTS

NOTE 10 - COMMITMENTS:

a.	Office lease agreements

During 2013, Safe-T entered into an office lease agreement for the premises it uses, included an option to extend the lease with a lease fee increase of 6%. During 2015, Safe-T extended the office lease agreement in similar terms until December 31, 2017.

On September 13, 2017 Safe-T signed an amendment to its office lease agreement, according to which Safe-T will lease its offices for a monthly fee of approximately $17 thousand. On November 12, 2018, Safe-T signed an amendment to lease additional space for approximately $1.5 thousand. The leases will expire on December 31, 2019.

During 2016, Safe-T Inc. has entered into a lease agreement, which expired on November 30, 2017. On September 19, 2017, Safe-T Inc. signed an extension to its office lease agreement, according to which Safe-T Inc. will lease its offices for a monthly fee of approximately $1.3 thousand. The lease will expire on April 30, 2020.

The minimal future lease fees (including management fees), which are payable under the said leases agreements are:

For the year ended December 31:	U.S. dollars in thousands
2019	231
2020	5

b.	Royalties payable to the IIA

1)	Under the terms of a plan with IIA, Safe-T is committed to pay royalties to the IIA on proceeds from sales of products in the research and development of which the IIA participated by way of grants. Royalties are payable at the rate of 3% to 3.5% of the proceeds from such sales.

Safe-T completed the performance of the plan on October 31, 2015, and filed a final report to the IIA, who approved the report. Since 2015, Safe-T received a total of $146 thousand in grants. For the years ended December 31, 2018 and 2017 the company paid royalties in an amount of $43 thousand and $26 thousand, respectively, and presents liabilities to the IIA of $49 thousand and $92 thousand, respectively.

2)	On July 2, 2018, Safe-T completed the purchase of the intellectual property of CyKick. As part of such purchase, Safe-T committed to take CyKick's liability to pay royalties to the IIA on proceeds from sales of products in the research and development of which the IIA participated by way of grants. Royalties are payable at the rate of 3% to 3.5% of the proceeds from such sales.

As of December 31, 2018, the Company didn't pay IIA any royalties and its liability to pay the IIA royalties for future sales of CyKick's technology amounted to approximately $82 thousand.

c.	Lease of vehicles

The minimal future lease fees, which are payable under the Company's vehicles lease agreements are:

For the year ended December 31:	U.S. dollars in thousands
2019	89
2020	47
2021 and thereafter	12